Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity security - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 101,878		¥ 89,554
Accumulated impairments and downward adjustments	(17,611)		(16,955)
Accumulated upward adjustments	15,095		¥ 3,643
Impairments and downward adjustments	(858)	¥ (780)
Upward adjustments	¥ 12,363	¥ 634